DEBT	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
DEBT
DEBT

NOTE 7 — DEBT

Equipment Financing Obligation

The Company’s future principal maturities under the equipment financing obligation are summarized as follows:

At June 30, 2023	Total
2023 (remaining 6 months)	$33,523
2024	56,995
2025	69,333
2026	64,952
Total principal maturities	224,803
Less: current portion	(57,457)
Equipment financing obligation, net of current portion	$167,346

Subordinated Notes

The Company received advances under subordinated promissory note agreements for total proceeds of $0.4 million during the six months ended June 30, 2022. No issuance costs were incurred.

Bridge Loans (Unsecured Subordinated Promissory Notes)

During the six months ended June 30, 2022, the Company received proceeds of $3.6 million from unsecured subordinated promissory notes (the “Bridge Loans”). Prior to the closing of our December 2022 merger (the “Business Combination”), the Bridge Loans were converted into Series A Redeemable Convertible Preferred Stock.

During March 2022, $0.5 million of the Bridge Loans were repaid. The primary stockholder of the Company was the borrower on this Bridge Loan, and a representative of this primary stockholder is a member of the Company’s Board of Directors.

Convertible Debt Agreements

Senior Convertible Notes

On December 6, 2022, the Company entered into a senior indenture agreement, and Senior Secured Convertible Notes due December 6, 2025 (“Senior Convertible Notes”), with an aggregate principal amount of $16.96 million, pursuant to the senior securities purchase agreement, dated August 26, 2022. In connection with the closing of this Senior Convertible Notes offering, the Company issued 36,469 shares of common stock and 169,597 warrants to purchase common stock. The “Senior Convertible Notes Warrants” entitle the note holders to purchase shares of common stock of the Company, subject to adjustment, at a purchase price per share of $11.50. The debt bears interest at 9% per annum. Interest is payable in cash quarterly.

On June 29, 2023, the Company entered into the first supplemental indenture which amended the senior indenture agreement. The amendment, amongst other things, (i) effects certain changes to the minimum EBITDA and minimum revenue financial covenants (ii) requires mandatory redemption of the Senior Convertible Notes in consecutive quarterly installments equal to $847,990 in the aggregate on January 1, April 1, July 1 and October 1 of each year, commencing October 1, 2024, until the earlier of the maturity date of the Senior Convertible Notes or the date the Senior Convertible Notes are no longer outstanding, and (iii) corrects an error in the definition of Conversion Rate.

Subordinated Convertible Notes

On December 6, 2022, the Company entered into that certain Subordinated Indenture by and between ProSomnus, Inc., ProSomnus Holdings, ProSomnus Sleep Technologies, and Wilmington Trust, National Association, as Trustee and Collateral Agent, and Subordinated Secured Convertible Notes due April 6, 2026 (“Subordinated Convertible Notes”, and, together with the Senior Convertible Notes, the “Convertible Notes”), with an aggregate principal amount of $17.45 million, pursuant to the previously disclosed Subordinated Securities Purchase Agreement, dated August 26, 2022. In connection with the closing of this Convertible Debt offering, the Company issued 290,244 shares of common stock and 1,745,310 warrants (“Subordinated Convertible Notes Warrants”, and, together with the Senior Convertible Notes Warrants, the “Convertible Notes Warrants”) to purchase common stock to certain Convertible Debt holders. The debt has an interest rate of Prime Rate plus an additional 9% per annum with a term of 3 years. Interest is due quarterly in cash or in kind at the option of the Company.

On June 29, 2023, the Company entered into the first supplemental indenture agreement which amended the Subordinated Indenture. The amendment, amongst other things, (i) effects certain changes to the minimum EBITDA and minimum revenue financial covenants and (ii) corrects an error in the definition of Conversion Rate.

The Company has elected to measure the Convertible Notes in their entirety at fair value with changes in fair value recognized as non-operating gain or loss in the consolidated statements of operations (with the portion of the change that results from a change in the instrument-specific credit risk recorded separately in other comprehensive income, if applicable).

The estimated fair values of the convertible debt was determined using a Monte Carlo Simulation method. We simulated the stock price using a Geometric Brownian Motion until maturity. For each simulation path we calculated the convertible bond value at maturity and then discount that back to the valuation date. The following assumptions were used as of June 30, 2023 and December 31, 2022:

	Monte Carlo Simulation Assumptions
	Asset	Risky	Expected	Risk-Free
As of June 30, 2023	Price	Yield	Volatility	Interest Rate
Senior Convertible Notes	$3.10	26.00%	45%	4.70%
Subordinated Convertible Notes	3.10	35.30%	45%	4.58%

	Monte Carlo Simulation Assumptions
	Asset	Risky	Expected	Risk-Free
As of December 31, 2022	Price	Yield	Volatility	Interest Rate
Senior Convertible Notes	$5.56	31.80%	45%	4.23%
Subordinated Convertible Notes	5.56	41.20%	45%	4.19%

The following is a summary of changes in fair value of the Convertible Notes for three and six months ended June 30, 2023:

	Senior Convertible Notes	Subordinated Convertible Notes
Beginning fair value, January 1, 2023	$13,651,000	$10,355,681
Paid-in-kind interest	—	723,699
Change in fair value of debt	827,000	1,000,000
Fair value as of March 31, 2023	14,478,000	12,079,380
Paid-in-kind interest	—	793,594
Change in fair value of debt	(1,549,596)	2,352,026
Ending fair value, June 30, 2023	$12,928,404	$15,225,000

The Convertible Notes are subject to a minimum revenue, cash, and EBITDA financial covenants. Management believes that the Company is in compliance with all financial covenants as of June 30, 2023. From July 1, 2023, the Convertible Notes require the Company to maintain a minimum cash balance of $4.5 million on the first of each calendar month.

NOTE 8 — DEBT

Equipment Financing Obligation

Two equipment financing arrangements entered into during 2018 and 2020 were guaranteed by the Company’s primary stockholder (at that period) until November 2022. The balance of these notes was $244,618 and $299,950 at December 31, 2022 and 2021, respectively. Interest expense on the notes totaled $30,497 and $36,167 for the years ended December 31, 2022 and 2021, respectively.

At December 31, 2022, the Company’s future principal maturities under the equipment financing obligation are summarized as follows:

Years ending	Total
2023	$58,973
2024	56,995
2025	63,698
2026	64,952
2027	—
Total principal maturities	244,618
Less: current portion	(58,973)
Equipment financing obligation, net of current portion	$185,645

Line of Credit

The Company entered into a Loan and Security Agreement in 2018 with a financial institution. The balance on the line of credit was paid off at the close of merger transaction, there was no credit available as of the year ended December 31, 2022. The balance of the line of credit was $587,816 at December 31, 2021. Interest expense on the line of credit totaled $247,334 and $135,581 for the years ended December 31, 2022 and 2021, respectively.

Subordinated Notes

Prior to January 2020, the Company received advances under unsecured subordinated promissory note agreements for gross proceeds of $2,208,299, net of issuance costs of $76,701. The Company received advances under unsecured subordinated promissory note agreements for total proceeds of $375,000 and $2,765,000 during the years ended December 31, 2022 and 2021, respectively. No issuance costs were incurred in 2022 and 2021.

These advances are subordinate to the line of credit and Subordinated Loan and Security Agreement. $250,000 and $1,440,000 of these advances were made by the Company’s stockholders, directors, and employees as of December 31, 2022 and 2021, respectively. $50,000 and $1,330,000 of these advances were made by the Company’s customers as of December 31, 2022, and 2021, respectively. Amortization of the issuance costs totaled $18,184 and $18,273 for the years ended December 31, 2022 and 2021, respectively.

On May 4, 2022, the Company’s Board of Directors amended the terms of the unsecured subordinated promissory note agreements to provide for the automatic conversion of the outstanding loan amounts (including principal, interest and prepayment and change of control premiums, as well as a 5% equity kicker to incentivize lenders to agree to the amendment) into shares of Series A Redeemable Convertible Preferred Stock of the Company immediately prior to the closing of the merger transaction so that such lenders receive shares of common stock at the closing.

Noteholders had the option to elect between two forms of the amendments:

1.	Interest is received as a cash payment (“Cash Notes”) and paid on a quarterly basis every January 1, April 1, July 1 and October 1. The annual interest rate on these notes is 15% per annum based on a 360-day year. $750,000 of the proceeds related to the Cash Notes. Interest expense totaled $181,067 (including kickers at closing) and $114,062 for the years ended December 31, 2022 and 2021, respectively, for the Cash Notes.
2.	Interest is accrued and added to the principal balance (“PIK Notes”) at the commencement of each new calendar year (January 1). The annual interest rate on these notes is 20% per annum based on a 360-day year. $5,440,000 of the proceeds related to the PIK Notes as of December 31, 2021. Interest expense totaled $2,251,260 (including kickers at closing) and $710,443 for the years ended December 31, 2022 and 2021, respectively, for the PIK Notes.

Both the Cash and PIK notes have a prepayment penalty that is calculated on the principal and all accrued but unpaid interest at the following rates:

Less than one (1) year from the funding date	3%
One (1) year to less than two (2) years from the funding date	2%
Two (2) years to less than three (3) years from the funding date	1%
A change in control event	5%

All note holders elected to convert the bridge loan into Series A Redeemable Convertible Preferred Stock of the Company immediately prior to the closing of the proposed merger. This Series A Redeemable Convertible Preferred Stock was converted to common stock of ProSomnus on close of the merger transaction. The company had issued 1,002,869 shares of Series A Redeemable Convertible Preferred Stock, which got converted into 10,029 shares of common stock on the date of the merger transaction.

Bridge Loan (Unsecured Subordinated Promissory Notes)

During February and March 2022, the Company received proceeds of $3,000,000 from unsecured subordinated promissory notes (the “Bridge Loans”). Interest accrues at 15% per annum, and all accrued but unpaid interest is applied and added quarterly to the principal balance (the “Base Amount”). The maturity date is two years from the date of funding or upon a change in control of the Company. The interest is increased to an amount equal to 103% of the Base Amount if the Bridge Loans are repaid upon the closing of a change of control in the Company. The Bridge Loans are subordinate to the line of credit and Subordinated Loan and Security Agreement.

During March 2022, $500,000 of the Bridge Loans were repaid. The primary stockholder of the Company was the borrower on this Bridge Loan, and a representative of this primary stockholder is a member of the Company’s Board of Directors.

During April 2022, the Company received proceeds of $150,000 from additional Bridge Loans.

On May 4, 2022, the Company’s Board of Directors approved a resolution to amend the terms of the Bridge Loans to grant an additional 5% of the Base Amount (the “Bridge Loan Kicker”) to each bridge lender who exercises its option to convert its bridge loan, which Bridge Loan Kicker will be payable in shares of Series A Redeemable Convertible Preferred Stock so that such exercising lenders will receive shares of common stock issuable at the closing thereof.

During May and June 2022, the Company and certain holders of the Bridge Loans executed a conversion addendum. Upon notice of the Business Combination Agreement, the holders of the Bridge Loans had up to 10 days to elect to convert into Series A Redeemable Convertible Preferred Stock. Immediately prior to the closing of the Business Combination, the Bridge Loans will automatically convert into the number of Series A Redeemable Convertible Preferred Stock as equal to the repayment amount of the Bridge Loans divided by the Conversion Price. The Conversion Price is defined as the quotient of the aggregate consideration to be paid to all holders of the Series A Redeemable Convertible Preferred Stock divided by the outstanding number of Series A Redeemable Convertible Preferred Stock, including the shares into which the Bridge Loans convert. Holders of Bridge Loans totaling $2,550,000 who elected to convert into Series A redeemable convertible preferred stock, received common stock of ProSomnus on the close of the merger transaction. As of date of conversion, the aggegrate amount due, including interest and Bridge Loan Kickers, was $3,052,065, amounting to 305,206 shares of Series A Redeemable Convertible Preferred Stock, this was converted into 3,052 shares of common stock.

Subordinated Loan and Security Agreement

In January 2020, the Company entered into a loan and security agreement with a lender and borrowed $3,800,000 (“SMC Loans”). The loan is subordinate to the line of credit. The loan was secured by substantially all assets of the Company, and contained certain financial and non-financial covenants and had a four-year term. The loan was repayable monthly starting February 2021 at an amount equal to 4% of net revenues of the Company until the Company had paid an amount equal to the return cap of $9,500,000. The return cap was subject to a reduction of 30% if fully repaid within 12 months, 22% if fully repaid within 24 months and 11.85% if fully repaid within 36 months.

In April 2021, the Company entered into a second loan and security agreement with the same lender and borrowed $2,000,000 (“SMC Loans”). The loan is subordinate to the line of credit. The loan is secured by substantially all assets of the Company, contains certain financial and non-financial covenants and has a three-year term. The loan is repayable monthly starting February 2021 at an amount initially equal to 1.0526% of net revenues of the Company and increasing to 2.105% in the second year of the agreement, until the Company has paid an amount equal to the return cap of $3,902,800. The return cap is subject to a reduction of 22% if fully repaid within 12 months and 11.85% if fully repaid within 24 months. During the year ended December 31, 2022 and 2021, the Company made revenue share payments totaling $1,580,019 and $602,637, respectively.

The effective interest rates on the subordinated loan and security agreement ranged from 25.8% - 27.2% and 25.8% - 26.2% for the years ended December 31, 2022 and 2021, respectively. The effective interest rate is adjusted to reflect the actual cash flows paid to date and the revised estimate of future cash flows for revenue share payments. The Company records the impact of the change in the cash flows in the current and future periods.

The outstanding balance of the subordinated loan and security agreement was paid off as of December 31, 2022. The outstanding balance of the subordinated loan and security agreement for principal plus accrued interest was $6,589,563 as of December 31, 2021 includes the principal amount of $4,876,496 and accrued interest of $2,681,560. The prior period presentation of this debt was updated to conform to the current period presentation.

As of December 31, 2021, the Company had a compensating balance arrangement under the loan and security agreement which required a minimum cash deposit to be maintained in the amount of $500,000.

Bridge Loan (Secured subordinated loan)

On June 29, 2022, the Company entered into the Second Amendment and Loan Security Agreement (“Second Amendment”) to the subordinated loan and security agreement effective in April 2021. The Second Amendment established a convertible bridge loan advance of up to $2,000,000 to the Company from the lender (“Convertible Bridge Loan Advance”). The interest rate of the Convertible Bridge Loan Advance is 14% and the maturity date is the earlier of the date of the bridge loan conversion event or June 29, 2023. The bridge loan conversion event is the termination of the Merger Agreement (see Note 3) or the occurrence of any event that would result in the termination of the Merger Agreement as defined in the Merger Agreement. If the bridge loan conversion has not occurred, and the Convertible Bridge Loan Advance is not repaid in full on the maturity date, the default interest will bear additional 6.0% per annum. Interest is paid in arrears at December 29, 2022 and at the maturity date. Prepayment of the Convertible Bridge Loan Advance is permitted in increments of $100,000 at any time, and the prepayment requires the payment of all accrued and unpaid interest as well as a prepayment premium. The prepayment premium is the incremental amount of interest that would have been paid for the term of the convertible bridge advance, this amount was paid in full on close of the merger transaction. Interest expense from the Bridge Loans was $101,548 for the year ended December 31, 2022.

The Company recorded the amendment of the subordinated loan and security agreement in accordance with ASC 470-50, Debt-Modifications and Extinguishments, and recorded a loss on extinguishment of debt of $192,731 in the consolidated statements of operations.

Upon the occurrence of a bridge loan conversion event, the bridge loan advance balance is calculated at the amount of the principal outstanding plus a 14% premium and is considered to have been outstanding since the second amendment date of June 29, 2022.

Extinguishment of Subordinated Loan and Security Agreement and Bridge Loan (Secured subordinated loan)

On December 2, 2022, the Company entered into a Securities Exchange Agreement with holders of the Subordinated Loan and Security agreement and the holders of Convertible Bridge Loan Advance. The Company also executed a payment arrangement with other debt holders on December 6, 2022. The Company agreed to the following key terms and conditions with the holders under these arrangements.

-The Company agreed to exchange an aggregate of $800,000 of existing debt for common stock. An aggregate of 80,000 shares were issued for such debt, along with a bonus of 65,604 shares under this arrangement.
-The Company executed on the Subordinated Securities Purchase Agreement dated August 26, 2022, to issue subordinated notes worth $2,547,879 pursuant to the terms and conditions of such agreement with the holders. The company issued 42,464 shares of common stock and warrants to purchase 296,456 shares of common stock along with this note.
-The Company paid off the remaining balance of $9,719,135 of the Subordinated Loan and Security Agreement in cash on close of the merger transaction.

All the warrants issued pursuant to the subordinated loan and security agreements were exercised immediately prior to the merger transaction. The Company issued 161,112 shares of Series B redeemable preferred stock to the warrant holders as a cashless exercise. This Series A Redeemable Convertible Preferred Stock was converted to common stock on the close of the merger transaction.

The Company executed on the above terms and conditions on close of the merger transaction. The Company recorded in the consolidated statement of operations, a loss of debt extinguishment of $2,405,111 for the subordinated loan and security agreement and convertible bridge loan advance in accordance with ASC 470-50, Debt-Modifications and Extinguishments. There was no outstanding balance on these loans as of December 31, 2022.

Paycheck Protection Program Loan

The Paycheck Protection Program (“PPP”) was established under the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) and is administered by the U.S. Small Business Administration (“SBA”). On May 6, 2020, the Company entered into a promissory note evidencing an unsecured loan in the aggregate amount of $1,278,150 made to the Company under the PPP (“PPP Loan 1”). On February 2, 2021, the Company entered into a second unsecured promissory note in the aggregate amount of $1,003,112 made to the Company under the PPP (“PPP Loan 2”).

The PPP Loan to the Company was being made through Home Loan Investment Bank FSB. The interest rate on the PPP Loan was 1% and the term was two years. In accordance with the updated Small Business guidance, the PPP Loan was modified so that, beginning ten months from the date of the PPP Loan, the Company was required to make monthly payments of principal and interest. The promissory note evidencing the PPP Loan contained customary events of default relating to, among other things, payment defaults or breaching the terms of the PPP Loan documents. The occurrence of an event of default may result in the repayment of all amounts outstanding, collection of all amounts owing from the Company, or filing suit and obtaining judgment against the Company.

On June 16, 2021, the Company submitted an application for forgiveness of $1,278,150 due on the PPP Loan 1. On June 30, 2021, the Company was notified that the principal balance of the PPP Loan 1 and accrued interest were fully forgiven. On September 16, 2021, the Company submitted an application for forgiveness of $1,003,112 due on the PPP Loan 2. On September 28, 2021, the Company was notified that the principal balance of the PPP Loan 2 and accrued interest were fully forgiven.

As a result, the Company recorded a gain in the amount of $2,281,262 to other income in the consolidated statement of operations during the year ended December 31, 2021. As of December 31, 2022 and 2021, the Company had an outstanding balance of $0 and $0, respectively, under the PPP Loans.

Convertible Debt Agreements

On August 26, 2022, Lakeshore and ProSomnus entered into definitive agreements with certain investors pursuant to which convertible promissory notes with an aggregate principal funding equal to thirty million dollars ($30,000,000) were to be issued to such investors in a private placement to be consummated immediately prior to the consummation of the Business Combination.

Senior Convertible Notes

On December 6, 2022, the Company entered into that certain Senior Indenture by and between ProSomnus, Inc., ProSomnus Holdings, ProSomnus Sleep Technologies, and Wilmington Trust, National Association, as Trustee and Collateral Agent, and Senior Secured Convertible Notes Due December 6, 2025 (“Senior Convertible Notes”), with an aggregate principal amount of $16.96 million, pursuant to the previously disclosed Senior Securities Purchase Agreement, dated August 26, 2022. In connection with the closing of this Convertible Debt offering, the Company issued 36,469 shares of common stock and 169,597 warrants (“Convertible Notes warrants”) to purchase common stock. These warrants entitle the Holders to purchase shares of common stock of the Company, subject to adjustment, at a purchase price per share of $11.50. The debt has an interest rate of 9% per annum with a term of 3 years.

Subordinated Convertible Notes

On December 6, 2022, the Company entered into that certain Subordinated Indenture by and between ProSomnus, Inc., ProSomnus Holdings, ProSomnus Sleep Technologies, and Wilmington Trust, National Association, as Trustee and Collateral Agent, and Subordinated Secured Convertible Notes Due April 6, 2026 (“Subordinated Convertible Notes”), with an aggregate principal amount of $17.45 million, pursuant to the previously disclosed Subordinated Securities Purchase Agreement, dated August 26, 2022. In connection with the closing of this Convertible Debt offering, the Company issued 290,244 shares of common stock and 1,745,310 warrants (“Convertible Notes warrants”) to purchase common stock to certain Convertible Debt holders. The debt has an interest rate of Prime Rate plus an additional 9% per annum with a term of 3 years.

The Convertible Notes included the following embedded features:

Embedded Feature	Nature	Description
(1) Optional redemption – Election of Company	Redemption feature (embedded call option)

At any time after the later of (i) the eighteen-month anniversary of the initial issue date and (ii) the date that the Senior Debt is no longer outstanding, if the daily volume weighted-average price of the Company’s common stock for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days exceeds $18.00, the Company may redeem a portion of or all of the principal amount (including accrued and unpaid interest) + any liquidated damages and any other amounts due in respect of the Notes redeemable in cash.

(2) Mandatory redemption – Events of Default	Redemption feature (embedded contingent call option)	The Company is required to prepay all of the outstanding principal balance and accrued and unpaid interest upon bankruptcy-related events of default.
(3) Lenders’ Optional redemption – Events of Default	Redemption feature (embedded contingent call option)

Holders of at least 25% aggregate principal amount of the Notes can require the Company to pay all of the outstanding principal balance and accrued and unpaid interest upon any event of default that is not bankruptcy related.

(4) Lender’s Optional Conversion	Conversion feature

At each Lenders’ option, subject to specific conditions, it may convert all or any portion of its Notes at an initial conversion rate of 86.95652173913043, which is reduced (and only reduced) at various dates and subject to certain adjustments to the conversion rate in the case of specified events. If a note is converted, the Company will adjust the conversion rate to account for any accrued and unpaid interest on such note plus any Make-Whole Amount related to such note.

(5) Lenders’ Optional Conversion Upon Merger Event	Other feature

Upon a merger event, Note holders of each $1,000 principal amount of Notes are entitled to convert such notes plus accrued interest, plus the Make-Whole Amount related to the in kind and amount of reference property that a holder of a number of shares of common stock equal to the conversion rate in effect immediately prior to such event would have owned or been entitled to receive upon such event

(6) Additional interest rate upon certain non-credit related events	Other feature	Upon an event of default, additional interest will be incurred. Additional interest will also be incurred if the Notes are not freely tradeable
(7) Ability to pay interest in kind (PIK Interest)*	Other feature	The Company has the election to pay interest in cash or in-kind.

*The PIK interest feature was only present in the Subordinated Convertible Note, and not available in the Senior Convertible Notes

The Company assessed the embedded features within these Convertible Note and determined the following:

o	The Optional Redemption feature (1) , the Mandatory redemption feature (2) and the Lender’s Optional redemption feature (3) met the definition of a derivative and were not clearly and closely related to the host contract and required separate accounting. Further, the redemption features are settled in cash and would therefore not meet the indexed to equity and equity classification scope exception. Thus, these redemption features were concluded to be embedded derivatives that should be bifurcated from the loan and accounted for separately at fair value on a recurring basis through the income statement.

o	The Lender’s Optional Conversion feature (4) and the Lender’s Optional Conversion Upon Merger (5) event features also met the definition of a derivative and were not clearly and closely related to the host contract and required separate accounting. The economic characteristics of the Lender’s Optional Conversion feature (4) and the Make Whole premium on Lenders’ Optional Conversion Upon Merger Event (5) were based on fair value of the underlying shares. The settlement amount of the interest make-whole is not indexed to the issuer’s equity but it is based on stated interest cash flows. The Lenders Optional Conversion Upon Merger event feature is contingent on merger event, this exercise contingency is allowable as it is not based on market or an observable index. The company noted that features (4) and (5) did not meet the indexed to equity and equity classification scope exception. Thus, these conversion features were concluded to be embedded derivatives that should be bifurcated from the loan and accounted for separately at fair value on a recurring basis through the consolidated statement of operations.

o	The additional interest rate upon certain non-credit related events (6) are triggered based on timely filing of financial information and the tradability of the Notes, these are not related to the economic characteristics of debt. Therefore, this feature is not clearly and closely related to the debt host. The additional interest payment is settled in cash and hence did not meet the derivative scope exception. However, since the probability of the Convertibles Notes being freely tradeable or Company’s failure to timely file is estimated to be less than 5%, the company concluded that the fair value of this feature is not material. Thus, even though this additional interest feature was concluded to be embedded derivatives, it will not be fair valued separately.

o	The ability to pay PIK interest feature is clearly and closely related to the debt, and will not be evaluated separately as a derivative feature.

The Company determined the Notes contained multiple embedded derivatives that are required to be bifurcated, two of which are conversion features. As per ASC 815, if there is a conversion feature that is required to be bifurcated, the cash conversion feature and beneficial conversion feature guidance is not applicable to such conversion feature and the fair value election is allowable provided the debt was not issued at a substantial premium. As the proceeds received at issuance from these Convertible Notes do not exceed the principal amount that will be paid at maturing, there is no substantial premium.

Further, ASC 815-15-25 provides that if an entity has a hybrid financial instrument that would require bifurcation of embedded derivatives under ASC 815, the entity may irrevocably elect to initially and subsequently measure a hybrid financial instrument in its entirety at fair value with changes in fair value recognized in earnings. The Company elected to measure the Senior and Subordinated Convertible Notes in their entirety at fair value with changes in fair value recognized as non-operating gain or loss in the consolidated statement of operations at each balance sheet date in accordance with ASC 815-15-25.

The estimated fair value of the convertible note payable was determined using a Monte Carlo Simulation method. We simulated the stock price using a Geometric Brownian Motion until maturity.  For each simulation path we calculated the convertible bond value at maturity and then discount that back to the valuation date. Finally, the value of the convertible bond is determined by averaging the discounted cash flows of all the simulated paths. The following assumptions were used as of issuance date of December 6, 2022 and as of December 31, 2022.

	Monte Carlo Simulation Assumptions
	Asset	Risky	Expected	Risk-Free
Convertible Notes Issuance - December 6, 2022	Price	Yield	Volatility	Interest Rate
Senior Convertible Notes	$ 8.69	30.80%	40%	4.07%
Subordinated Convertible Notes	8.69	40.20%	40%	4.01%

	Asset	Risky	Expected	Risk-Free
As of December 31, 2022	Price	Yield	Volatility	Interest Rate
Senior Convertible Notes	$ 5.56	31.80%	45%	4.23%
Subordinated Convertible Notes	5.56	41.20%	45%	4.19%

The following is a summary of Fair value of Convertible Notes on issuance and as of December 31, 2022.

	Convertible			Fair Value of
	Notes as of	Fair value of	Change in	Convertible
	December 31,	Convertible Notes	fair value of	Notes
Convertible Notes	2021	on Issuance	Convertible Notes	December 31,
Senior Convertible Notes	$ -	$ 14,536,000	$ (885,000)	$ 13,651,000
Subordinated Convertible Notes	-	10,223,000	(69,000)	10,154,000

The change in fair value was offset by $311,919 of interest accrued on Senior and Subordinated debt and $83,000 of issuance costs. An additional net expense of $5,845 was recorded to change in fair value on account of issuance of warrants and an issue discount on Senior and Subordinated debt, that was offset by a gain in fair value on date of issuance of the Senior and Subordinated debt.